Related Party Transactions	12 Months Ended
Dec. 31, 2016
Entity Information [Line Items]
Related Party Transactions
RELATED PARTY TRANSACTIONS

IPL participates in a property insurance program in which IPL buys insurance from AES Global Insurance Company, a wholly‑owned subsidiary of AES. IPL is not self-insured on property insurance with the exception of a $5 million self-insured retention per occurrence. Except for IPL’s large substations, IPL does not carry insurance on transmission and distribution assets, which are considered to be outside the scope of property insurance.  AES and other AES subsidiaries, including IPALCO, also participate in the AES global insurance program. IPL pays premiums for a policy that is written and administered by a third-party insurance company. The premiums paid to this third-party administrator by the participants are deposited into a trust fund owned by AES Global Insurance Company, but controlled by the third-party administrator. The cost to IPL of coverage under this program was approximately $3.1 million, $2.7 million, and $3.2 million in 2016, 2015 and 2014, respectively, and is recorded in “Other operating expenses” on the accompanying Consolidated Statements of Operations. As of December 31, 2016 and 2015, we had prepaid approximately $2.0 million and $2.2 million, respectively, which is recorded in “Prepayments and other current assets” on the accompanying Consolidated Balance Sheets.

IPL participates in an agreement with Health and Welfare Benefit Plans LLC, an affiliate of AES, to participate in a group benefits program, including but not limited to, health, dental, vision and life benefits. Health and Welfare Benefit Plans LLC administers the financial aspects of the group insurance program, receives all premium payments from the participating affiliates, and makes all vendor payments. The cost of coverage under this program was approximately $23.2 million, $24.5 million, and $20.1 million in 2016, 2015 and 2014, respectively, and is recorded in “Other operating expenses” on the accompanying Consolidated Statements of Operations. We had no prepaids for coverage under this plan as of December 31, 2016 and 2015, respectively.

AES files federal and state income tax returns which consolidate IPALCO and its subsidiaries. Under a tax sharing agreement with AES, IPALCO is responsible for the income taxes associated with its own taxable income and records the provision for income taxes using a separate return method. IPALCO had a receivable balance under this agreement of $2.1 million and $0.7 million as of December 31, 2016 and 2015, respectively, which is recorded in “Prepayments and other current assets” on the accompanying Consolidated Balance Sheets.

Long-term Compensation Plan

During 2016, 2015 and 2014, many of IPL’s non-union employees received benefits under the AES Long-term Compensation Plan, a deferred compensation program. This type of plan is a common employee retention tool used in our industry. Benefits under this plan are granted in the form of performance units payable in cash and AES restricted stock units and options to purchase shares of AES common stock, however no stock options were granted in 2016. Total deferred compensation expense recorded during 2016, 2015 and 2014 was $0.9 million, $0.7 million and $0.7 million, respectively, and was included in “Other operating expenses” on IPALCO’s Consolidated Statements of Operations. The value of these benefits is being recognized over the 36 month vesting period and a portion is recorded as miscellaneous deferred credits with the remainder recorded as “Paid in capital” on IPALCO’s Consolidated Balance Sheets in accordance with ASC 718 “Compensation – Stock Compensation.”

See also Note 9, “Benefit Plans” to the Financial Statements for a description of benefits awarded to IPL employees by AES under the RSP.

Service Company

Total costs incurred by the Service Company on behalf of IPALCO were $27.4 million, $23.2 million and $22.0 million during 2016, 2015 and 2014, respectively. Total costs incurred by IPALCO on behalf of the Service Company during 2016, 2015 and 2014 were $9.2 million, $7.5 million and $5.6 million, respectively. IPALCO had a prepaid balance with the Service Company of $3.4 million and $1.2 million as of December 31, 2016 and 2015, respectively.

CDPQ

Please refer to Note 6, “Equity – Equity Transactions” for further details.

Other

In 2014, IPL engaged a third party vendor as part of its replacement generation construction projects. A member of the AES Board of Directors is also currently a member of the Supervisory Board of this vendor. IPL had billings from this vendor of $198.5 million, $232.0 million and $80.3 million during 2016, 2015 and 2014, respectively. IPL had a payable balance to this vendor of $2.3 million and $34.0 million as of December 31, 2016 and 2015, respectively.

Additionally, transactions with various other related parties were $3.9 million, $2.4 million and $1.1 million as of December 31, 2016, 2015 and 2014, respectively. These expenses were primarily recorded in “Other operating expenses” on the accompanying Consolidated Statements of Operations.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Related Party Transactions
RELATED PARTY TRANSACTIONS

IPL participates in a property insurance program in which IPL buys insurance from AES Global Insurance Company, a wholly‑owned subsidiary of AES. IPL is not self-insured on property insurance with the exception of a $5 million self-insured retention per occurrence. Except for IPL’s large substations, IPL does not carry insurance on transmission and distribution assets, which are considered to be outside the scope of property insurance. AES and other AES subsidiaries, including IPL, also participate in the AES global insurance program. IPL pays premiums for a policy that is written and administered by a third-party insurance company. The premiums paid to this third-party administrator by the participants are deposited into a trust fund owned by AES Global Insurance Company, but controlled by the third-party administrator. The cost to IPL of coverage under this program was approximately $3.1 million, $2.7 million, and $3.2 million in 2016, 2015 and 2014, respectively, and is recorded in “Other operating expenses” on the accompanying Consolidated Statements of Operations. As of December 31, 2016 and 2015, we had prepaid approximately $2.0 million and $2.2 million, respectively, which is recorded in “Prepayments and other current assets” on the accompanying Consolidated Balance Sheets.

IPL participates in an agreement with Health and Welfare Benefit Plans LLC, an affiliate of AES, to participate in a group benefits program, including but not limited to, health, dental, vision and life benefits. Health and Welfare Benefit Plans LLC administers the financial aspects of the group insurance program, receives all premium payments from the participating affiliates, and makes all vendor payments. The cost of coverage under this program was approximately $23.2 million, $24.5 million, and $20.1 million in 2016, 2015 and 2014, respectively, and is recorded in “Other operating expenses” on the accompanying Consolidated Statements of Operations. We had no prepaids for coverage under this plan as of December 31, 2016 and 2015, respectively.

AES files federal and state income tax returns which consolidate IPALCO and its subsidiaries, including IPL. Under a tax sharing agreement with IPALCO, IPL is responsible for the income taxes associated with its own taxable income and records the provision for income taxes using a separate return method. IPL had a payable and receivable balance under this agreement of $1.0 million and $2.8 million as of December 31, 2016 and 2015, respectively, which is recorded in “Accrued income taxes” and “Prepayments and other current assets” on the accompanying Consolidated Balance Sheets, respectively.

Long-term Compensation Plan

During 2016, 2015 and 2014, many of IPL’s non-union employees received benefits under the AES Long-term Compensation Plan, a deferred compensation program. This type of plan is a common employee retention tool used in our industry. Benefits under this plan are granted in the form of performance units payable in cash and AES restricted stock units and options to purchase shares of AES common stock, however no stock options were granted in 2016. Total deferred compensation expense recorded during 2016, 2015 and 2014 was $0.9 million, $0.7 million and $0.7 million, respectively, and was included in “Other operating expenses” on IPL’s Consolidated Statements of Operations. The value of these benefits is being recognized over the 36 month vesting period and a portion is recorded as miscellaneous deferred credits with the remainder recorded as “Paid in capital” on IPL’s Consolidated Balance Sheets in accordance with ASC 718 “Compensation – Stock Compensation.”

See also Note 9, “Benefit Plans” to the audited consolidated financial statements of IPL for a description of benefits awarded to IPL employees by AES under the RSP.

Service Company

Total costs incurred by the Service Company on behalf of IPL were $26.9 million, $22.6 million and $22.0 million during 2016, 2015 and 2014, respectively. Total costs incurred by IPL on behalf of the Service Company during 2016, 2015 and 2014 were $9.2 million, $7.5 million and $5.6 million, respectively. IPL had a prepaid balance with the Service Company of $3.4 million and $1.2 million as of December 31, 2016 and 2015, respectively.

Other

In 2014, IPL engaged a third party vendor as part of its replacement generation construction projects. A member of the AES Board of Directors is also currently a member of the Supervisory Board of this vendor. IPL had billings from this vendor of $198.5 million, $232.0 million and $80.3 million during 2016, 2015 and 2014, respectively. IPL had a payable balance to this vendor of $2.3 million and $34.0 million as of December 31, 2016 and 2015, respectively.

Additionally, transactions with various other related parties were $3.9 million, $2.4 million and $1.1 million as of December 31, 2016, 2015 and 2014, respectively. These expenses were primarily recorded in “Other operating expenses” on the accompanying Consolidated Statements of Operations.